Cost of services	12 Months Ended
Dec. 31, 2020
Cost Of Service [Abstract]
Cost of services
21.	Cost of services

Cost of services for the years ended December 31, 2018, 2019 and 2020 were comprised of the following:

	2018		2019		2020
Employee cost (Note 23)	Ps.	773,630	Ps.	877,068	Ps.	970,481
Maintenance		528,929		578,510		426,523
Safety, security and insurance		386,079		428,208		458,316
Utilities		334,994		380,370		355,562
Allowance for expected credit loss		(15,131)		5,299		86,596
Other		445,221		475,409		371,229
	Ps.	2,453,722	Ps.	2,744,864	Ps.	2,668,707